Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Guarantor Obligations [Line Items]
Potential future payment	¥ 832,211	¥ 716,859
Book value of guarantee liabilities	¥ 25,539	¥ 23,960
Maturity of the longest contract (Years)	-	-
Corporate Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 439,253	¥ 349,435
Book value of guarantee liabilities	¥ 4,959	¥ 3,577
Maturity of the longest contract (Years)	2022	2021
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 213,099	¥ 212,150
Book value of guarantee liabilities	¥ 2,357	¥ 3,671
Maturity of the longest contract (Years)	2045	2045
Consumer Loan
Guarantor Obligations [Line Items]
Potential future payment	¥ 117,153	¥ 96,183
Book value of guarantee liabilities	¥ 11,773	¥ 9,607
Maturity of the longest contract (Years)	2018	2018
Housing Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 59,743	¥ 56,021
Book value of guarantee liabilities	¥ 6,422	¥ 7,013
Maturity of the longest contract (Years)	2051	2051
Other
Guarantor Obligations [Line Items]
Potential future payment	¥ 2,963	¥ 3,070
Book value of guarantee liabilities	¥ 28	¥ 92
Maturity of the longest contract (Years)	2024	2024